Summary of Significant Accounting Policies - Additional Information (Details 1) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Summary of Significant Accounting Policies [Line Items]
Revenue, remaining performance obligation, amount	¥ 596,307
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Summary of Significant Accounting Policies [Line Items]
Revenue, remaining performance obligation, amount	¥ 1,342
Revenue, remaining performance obligation, expected timing of satisfaction, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Summary of Significant Accounting Policies [Line Items]
Revenue, remaining performance obligation, amount	¥ 640
Revenue, remaining performance obligation, expected timing of satisfaction, period	0 years